Concentrations Disclosure (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues from four customers
Concentration percentage	100.00%
Revenues from three customers
Concentration percentage		100.00%
Accounts receivable with three customers
Concentration percentage	100.00%
Accounts receivable with one customer
Concentration percentage		100.00%